Unaudited Interim Condensed Consolidated Statements of Comprehensive Loss - USD ($)	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Statement of Comprehensive Income [Abstract]
Loss from continuing operations before non-controlling interests	$ (4,664,444)	$ (4,995,489)
Income from discontinued operation, net of tax	30	131
Net loss	(4,664,414)	(4,995,358)
Other comprehensive income
Foreign currency translation adjustment	475,567	1,067,488
Comprehensive loss	(4,188,847)	(3,927,870)
Less: Comprehensive loss attributable to non-controlling interests	(552,402)	(295,168)
Comprehensive loss attributable to EZGO Technologies Ltd.’s shareholders	$ (3,636,445)	$ (3,632,702)